INCOME TAX - NOL expiration (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
INCOME TAX
2026	¥ 32,533,742	$ 4,652,263
2027	27,137,905	3,880,669
2028	34,868,363	4,986,110
2029	20,017,992	2,862,535
2030	12,364,718	1,768,131
Total	¥ 126,922,720	$ 18,149,708	¥ 131,800,000